Note 5 - Consolidating Financial Information (Details) - Consolidated Balance Sheet (Parentheticals) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Allowance for doubtful accounts (in Dollars)	$ 74,000	$ 74,000	$ 67,000	$ 103,000
Common stock, par value (in Dollars per share)	$ 1	$ 1	$ 1
Common stock, authorized	4,000,000	4,000,000	4,000,000		173,305
Common stock, shares issued	1,723,888	1,723,888	1,723,888
Common stock, shares outstanding	1,482,680	1,482,680	1,482,680
Common stock held in treasury	241,208	241,208	241,208